CONTRACT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Contract assets [abstract]
Schedule of contract assets
	December 31, 2024	December 31, 2023
Balance at the beginning of the year	4,091	5,035
Revenue recognition in the period, net	-	643
Fulfilment through invoices issuance	(2,605)	(1,876)
Currency translation adjustments	-	289
Balance at the end of the year	$1,486	$4,091